Schedule IV Reinsurance Information	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV Reinsurance Information

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule IV

Reinsurance Information
As of and for the years ended December 31, 2011, 2010, and 2009
(In millions)
	Gross	Ceded	Assumed	Net	Percentage of Assumed to Net
Year Ended December 31, 2011
Life insurance in force	$15,765.3	$16,247.8	$482.5	—	NM*
Premiums:
Accident and health insurance	0.2	0.2	—	—
Annuities	33.8	—	0.1	33.9
Total premiums	$34.0	$0.2	$0.1	$33.9

Year Ended December 31, 2010
Life insurance in force	$16,817.0	$17,364.7	$547.7	—	NM*
Premiums:
Accident and health insurance	0.3	0.3	—	—
Annuities	67.3	—	—	67.3
Total premiums	$67.6	$0.3	—	$67.3

Year Ended December 31, 2009
Life insurance in force	$18,153.2	$18,632.6	$479.4	$—	NM*
Premiums:
Accident and health insurance	0.3	0.3	—	—
Annuities	34.9	—	0.1	35.0
Total premiums	$35.2	$0.3	$0.1	$35.0
* Not meaningful.